UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               ---------------------------------

Check here if Amendment [_];      Amendment Number:
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Independent Investors Inc.
          ----------------------------------------------------------------------
Address:  181 Smithtown Blvd.
          ----------------------------------------------------------------------
          Nesconset, New York  11767
          ----------------------------------------------------------------------

Form 13F File Number: 28-05873
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick Moloney
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    631-979-2142
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Patrick Moloney                       Nesconset, New York         05-09-2013
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[_] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 99
                                        -------------------

Form 13F Information Table Value Total: $182,555
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           Independent Investors, Inc.
                           FORM 13F INFORMATION TABLE

                                                                  FAIR MKT.     SHARES/   INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS    CUSIP         VALUE       PRN AMT   DSCRETN   MANAGERS  SOLE  SHARED   NONE
--------------                      --------------    -----         -----       -------   -------   --------  ----  ------   ----
3M                                  Common Stock     88579Y101       3357000     31580      SOLE               X
ABBOTT LABORATORIES                 Common Stock     002824100       2223000     62950      SOLE               X
ABBVIE INC.                         Common Stock     00287Y109       2526000     61950      SOLE               X
AGILENT TECHNOLOGIES                Common Stock     00846U101        398000      9500      SOLE               X
AIR PRODUCTS & CHEMICALS            Common Stock     009158106        370000      4250      SOLE               X
ALTRIA GROUP INC.                   Common Stock     02209S103        471000     13700      SOLE               X
AMERICAN EXPRESS CO.                Common Stock     025816109       1140000     16900      SOLE               X
AMGEN INC.                          Common Stock     031162100       2921000     28500      SOLE               X
ANADARKO PETROLEUM CORPORATION      Common Stock     03251110         445000      5100      SOLE               X
APACHE CORP.                        Common Stock     037411105        235000      3050      SOLE               X
APPLE COMPUTER                      Common Stock     037833100      27969000     63185      SOLE               X
AQUA AMERICA, INC.                  Common Stock     03836W103        207000      6599      SOLE               X
BP plc (ADR)                        Common Stock     055622104        834000     19700      SOLE               X
BAKER HUGHES, INC.                  Common Stock     057224107        937000     20200      SOLE               X
BANK OF NY MELLON CORP              Common Stock     064058100        599000     21421      SOLE               X
BANK OF AMERICA CORP                Common Stock     060505104        597000     49029      SOLE               X
BAXTER INTERNATIONAL                Common Stock     071813109       3232000     44500      SOLE               X
BERKSHIRE HATHAWAY INC. CL. "B"     Common Stock     084670207       2000000     19195      SOLE               X
BOEING CORPORATION                  Common Stock     097023105       2951000     34375      SOLE               X
BRISTOL-MYERS SQUIBB                Common Stock     110122108       2372000     57600      SOLE               X
BROADCOM CORP                       Common Stock     111320107        674000     19450      SOLE               X
CATERPILLAR, INC.                   Common Stock     149123101        669000      7700      SOLE               X
CHEVRON TEXACO                      Common Stock     166764100        706000      5950      SOLE               X
CISCO SYSTEMS                       Common Stock     17275R102       1251000     59875      SOLE               X
COCA COLA                           Common Stock     191216100       3857000     95380      SOLE               X
COLGATE-PALMOLIVE COMPANY           Common Stock     194162103       3068000     25998      SOLE               X
CONOCO PHILLIPS                     Common Stock     20825C104        745000     12398      SOLE               X
CORNING INC.                        Common Stock     219350105        413000     31000      SOLE               X
COSTCO                              Common Stock     22160K105        419000      3950      SOLE               X
CUMMINS INC.                        Common Stock     231021106        671000      5800      SOLE               X
CYTEC INDUSTRIES                    Common Stock     232820100        600000      8100      SOLE               X
D.E MASTER BLENDERS 1753 N.V.       Common Stock     AC 1022F69       309000     20000      SOLE               X
DEERE & COMPANY                     Common Stock     24419910         726000      8450      SOLE               X
DEVON ENERGY CORP.                  Common Stock     25179M103        818000     14500      SOLE               X
DISNEY (WALT) CO.                   Common Stock     254687106       2945000     51850      SOLE               X
DOVER CORP                          Common Stock     260003108       1843000     25300      SOLE               X
DUPONT DE NEMOURS                   Common Stock     263534109       1411000     28718      SOLE               X
EMC CORPORATION                     Common Stock     26864810         298000     12500      SOLE               X
EATON CORP. PLC                     Common Stock     G29183103        245000      4000      SOLE               X
EMERSON CO.                         Common Stock     291011104       3323000     59480      SOLE               X
ENTERPRISE PRODUCTS PARTNERS        Common Stock     293792107        204000      3400      SOLE               X
EXELIS, INC.                        Common Stock     30162A108        156000     14400      SOLE               X
EXXON MOBIL                         Common Stock     30231G102       7789000     86442      SOLE               X
FEDEX CORP                          Common Stock     31428X106        785000      8000      SOLE               X
FLUOR CORP                          Common Stock     343412102        530000      8000      SOLE               X
FREEPORT-MCMORAN COPPER & GOLD,
  INC.                              Common Stock     35671D857        470000     14200      SOLE               X
GENERAL ELECTRIC                    Common Stock     369604103       3449000    149217      SOLE               X
GOLDMAN SACHS                       Common Stock     38141G104        728000      4950      SOLE               X
GOOGLE, INC.                        Common Stock     38259P508        786000       990      SOLE               X
HALLIBURTON COMPANY                 Common Stock     406216101       1066000     26400      SOLE               X
HOME DEPOT                          Common Stock     437076102        460000      6600      SOLE               X
HONEYWELL INTL                      Common Stock     438516106       4172000     55375      SOLE               X
HOWARD HUGHES CORP                  Common Stock     44267D107        884000     10550      SOLE               X
IBM CORPORATION                     Common Stock     459200101       5326000     24970      SOLE               X
ISHARES MCSI PACIFIC EX-JAPAN       Common Stock     464286665        260000      5250      SOLE               X
ISHARES MSCI EMERGING MKTS          Common Stock     464287234        238000      5575      SOLE               X
ITT INDUSTRIES                      Common Stock     450911102        204000      7200      SOLE               X
INTEL CORP.                         Common Stock     458140100        794000     36400      SOLE               X
JP MORGAN CHASE & CO.               Common Stock     46625H100       3567000     75160      SOLE               X
JACOBS ENGINEERING GROUP            Common Stock     469814107       1704000     30300      SOLE               X
JOHNSON & JOHNSON                   Common Stock     478160104       8771000    107582      SOLE               X
KIMBERLY CLARK                      Common Stock     494368103        930000      9500      SOLE               X
KRAFT FOODS INC                     Common Stock     50075N104        515000     10000      SOLE               X
L-3 COMMUNICATIONS                  Common Stock     502424104        639000      7900      SOLE               X
LILLY (ELI) & CO.                   Common Stock     532457108        851000     15000      SOLE               X
LOWES COMPANIES                     Common Stock     548661107        515000     13600      SOLE               X
MARTIN MARIETTA MATERIALS, INC.     Common Stock     573284106        408000      4000      SOLE               X
MC DONALD'S CORPORATION             Common Stock     580135101       2796000     28050      SOLE               X
MICROSOFT CORPORATION               Common Stock     594918104       1891000     66112      SOLE               X
MONSANTO                            Common Stock     61166W101        316000      3000      SOLE               X
MORGAN STANLEY                      Common Stock     617446448        374000     17025      SOLE               X
NESTLE S A SPONSORED ADR            Common Stock     641069406        282000      3900      SOLE               X
NIKE INC.                           Common Stock     654106103       2065000     35000      SOLE               X
NORFOLK SOUTHERN CORP.              Common Stock     655844108       1541000     20000      SOLE               X
NOVARTIS ADR                        Common Stock     66987V109       1752000     24600      SOLE               X
OAKTREE CAPITAL GROUP, LLC          Common Stock     674001201        739000     14500      SOLE               X
ORACLE CORPORATION                  Common Stock     68389X105       2440000     75500      SOLE               X
PALL CORPORATION                    Common Stock     696429307       1777000     26000      SOLE               X
PEPSICO                             Common Stock     713448108       2264000     28620      SOLE               X
PFIZER                              Common Stock     717081103        998000     34600      SOLE               X
PHILIP MORRIS INTERNATIONAL         Common Stock     718172109       1288000     13900      SOLE               X
PRECISION CASTPARTS                 Common Stock     740189105       1668000      8800      SOLE               X
PROCTER & GAMBLE                    Common Stock     742718109       7834000    101672      SOLE               X
QUALCOMM                            Common Stock     747525103       3353000     50100      SOLE               X
RESEARCH IN MOTION, LTD             Common Stock     760975102        153000     10600      SOLE               X
SCHLUMBERGER LIMITED                Common Stock     806857108       3720000     49684      SOLE               X
STRYKER CORPORATION                 Common Stock     863667101        502000      7700      SOLE               X
TJX COMPANIES, INC.                 Common Stock     872540109        243000      5200      SOLE               X
TIME WARNER INC.                    Common Stock     887317105        337000      5850      SOLE               X
UNION PACIFIC CORP.                 Common Stock     907818108       1370000      9625      SOLE               X
UNITED PARCEL SERVICE               Common Stock     911312106       3710000     43200      SOLE               X
VANGUARD EMERGING MARKETS ETF       Common Stock     922042858        321000      7500      SOLE               X
VODAFONE GROUP PLC ADR              Common Stock     92857W209       1235000     43500      SOLE               X
WATERS CORP                         Common Stock     941848103       5648000     60150      SOLE               X
WATTS WATER TECHNOLOGIES            Common Stock     942749102       1823000     38000      SOLE               X
WELLS FARGO                         Common Stock     30226D106       1276000     34500      SOLE               X
WISDOM TREE EMERGING MARKET
  EQUITY FUND                       Common Stock     W625942          245000      4450      SOLE               X
XYLEM INC.                          Common Stock     98419M100        396000     14400      SOLE               X
YUM! BRANDS                         Common Stock     988498101       1222000     17000      SOLE               X
TOTAL VALUE                                                      182,555,000